Short-Term and Long-Term Loans (Details) ¥ in Thousands, £ in Thousands, $ in Thousands	1 Months Ended
	Jul. 31, 2022 CNY (¥)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 GBP (£)	Aug. 31, 2022 CAD ($)	Jul. 31, 2022 GBP (£)	Aug. 31, 2021 CAD ($)	Apr. 30, 2020 CAD ($)
Short-Term and Long-Term Loans [Line Items]
Bank deposit pledged | ¥		¥ 180,000
Interest free loan amount | $						$ 40
China Merchants Bank [Member]
Short-Term and Long-Term Loans [Line Items]
Principal amount of debt	¥ 156,300				£ 19,480
Annual interest rate	1.40%
Principal amount		149,239	£ 18,600
Subsidiary of Common Parent [Member]
Short-Term and Long-Term Loans [Line Items]
Interest free loan amount		¥ 633		$ 120			$ 80